Deferred Charges, net	3 Months Ended	12 Months Ended
	Mar. 31, 2017	Dec. 31, 2016
Deferred Costs [Abstract]
Deferred Charges, net
6.      Deferred Charges, net:

The movement in deferred charges in the accompanying consolidated balance sheets are as follows:
Special Survey Costs
Balance, January 1, 2017	$358
Amortization	(18)
Balance, March 31, 2017	$340

The amortization of the special survey costs is separately reflected in the accompanying unaudited interim consolidated statements of comprehensive income / (loss).

6.      Deferred Charges

The movement in Deferred charges in the accompanying consolidated balance sheets are as follows:
Special Survey Costs
Balance, January 1, 2014	$256
Additions	469
Amortization	(203)
Impairment charge	(400)
Balance, December 31, 2014	122
Additions	888
Amortization	(174)
Balance, December 31, 2015	836
Additions	364
Amortization	(236)
Impairment charge	(606)
Balance, December 31, 2016	$358

The amortization of the special survey costs is separately reflected in the accompanying consolidated statements of comprehensive income/(loss).
The impairment charge of  $606 relates to the impairments of the Northsea Alpha and the Northsea Beta as of December 31, 2016, discussed in Notes 2 and 10.